Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Schedule of Prepayments

Prepayments consist of the following:

	December 31, 2024	December 31, 2023
Prepayments
Prepayments - subcontracting	$4,549,208	$4,890,716
Prepayments - fuel	32,796	240,048
Prepayments - insurance	12,379	16,724
Prepayments - parts and others	62,450	71,309
Prepayments - car services	3,421,921	7,638,237
Prepayments - telecommunication services expenses	2,499,872	3,808,139
Prepayments - marketing services	1,479,777	-
Prepayments - liquor	374,047	373,281
Prepayments - legal	-	222,556
Prepayments - rental	41,100	-
Total prepayments	$12,473,550	$17,261,010